EQUITY IN JOINT VENTURES (Details) $ in Thousands	2 Months Ended	3 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2015 USD ($) joint_venture	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($) segment	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Nov. 06, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 04, 2014	Dec. 31, 2011 USD ($)
Business Acquisition [Line Items]
Equity Method Investment Summarized Financial Information, Equity		$ 145,675	$ 147,098									$ 147,098
Income (Loss) from Equity Method Investments		(3,552)										(6,496)	$ 0	$ 0
Revenues:		$ 185,938	227,182	$ 212,676	$ 195,063	$ 213,591	$ 175,140	$ 160,629	$ 154,703	$ 144,250		848,513	634,722	496,129
number of joint ventures		3		3
Property, plant and equipment, net		$ 1,060,633	1,058,570				575,795					1,058,570	575,795
Assets		1,294,721	1,316,314				652,315					1,316,314	652,315
Liabilities		609,674	619,210				336,787					619,210	336,787
Members' Equity	$ 326,467													326,467		$ (10,165)
Liabilities and Equity		1,294,721	1,316,314				652,315					1,316,314	652,315
Net Income (Loss) Attributable to Parent	$ (4,228)	(13,905)	(7,448)	$ (26,032)	$ (2,961)	$ (1,289)	673	$ (4,069)	$ (6,192)	$ (6,382)	$ (260)	(37,731)	(15,970)	$ (4,488)
Assets, Current		70,641	91,946				$ 69,184					91,946	$ 69,184
T2 Eagle Ford [Member]
Business Acquisition [Line Items]
Property, plant and equipment, net			38,851,000									38,851,000
Assets			47,774,000									47,774,000
Liabilities			8,547,000									8,547,000
Members' Equity			39,227,000									39,227,000
Liabilities and Equity			47,774,000									47,774,000
Equity Method Investment, Ownership Percentage															50.00%
Assets, Current			8,923,000									8,923,000
T2 Cogen [Member]
Business Acquisition [Line Items]
Property, plant and equipment, net			216,863,000									216,863,000
Assets			221,036,000									221,036,000
Liabilities			3,915,000									3,915,000
Members' Equity			217,121,000									217,121,000
Liabilities and Equity			221,036,000									221,036,000
Equity Method Investment, Ownership Percentage															50.00%
Assets, Current			4,173,000									4,173,000
T2 LaSalle [Member]
Business Acquisition [Line Items]
Property, plant and equipment, net			77,189,000									77,189,000
Assets			78,093,000									78,093,000
Liabilities			904,000									904,000
Members' Equity			77,189,000									77,189,000
Liabilities and Equity			78,093,000									78,093,000
Equity Method Investment, Ownership Percentage															25.00%
Assets, Current			904,000									904,000
T2 Cogen [Member]
Business Acquisition [Line Items]
Equity Method Investment Summarized Financial Information, Equity		19,444	19,615									19,615
Income (Loss) from Equity Method Investments		(681)										(2,141)
Revenues:		1,662										2,517
Net Income (Loss) Attributable to Parent		(1,361)										(4,281)
T2 Eagle Ford [Member]
Business Acquisition [Line Items]
Equity Method Investment Summarized Financial Information, Equity		107,237	108,185									108,185
Income (Loss) from Equity Method Investments		(2,491)										(3,656)
Revenues:		921										3,537
Net Income (Loss) Attributable to Parent		(4,997)										(6,277)
T2 LaSalle [Member]
Business Acquisition [Line Items]
Equity Method Investment Summarized Financial Information, Equity		18,994	$ 19,298									19,298
Income (Loss) from Equity Method Investments		(380)										(699)
Revenues:		379										1,163
Net Income (Loss) Attributable to Parent		$ (1,520)										$ (1,876)